Issued capital, Summary (Details) - Ordinary Shares [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Sep. 13, 2023	Sep. 23, 2022
Loan-funded shares [Abstract]
Number of restricted shares issued (in shares)	1,954,049	1,954,049
Number of shares outstanding (in shares)	84,373,099	66,701,526
At-the-Market [Member] | B. Riley Principal Capital II, LLC [Member]
Share purchase agreement [Abstract]
Term of option agreement to sell ordinary shares	36 months
Shares issued (in shares)	4,679,200
Proceeds from issue of ordinary shares	$ 24,253,962
At-the-Market [Member] | Maximum [Member] | B. Riley Principal Capital II, LLC [Member] | Forecast [Member]
Share purchase agreement [Abstract]
Maximum value of shares to be issued under share sale option agreement (in shares)			300,000,000
Committed Equity Facility [Member] | B. Riley Principal Capital II, LLC [Member]
Share purchase agreement [Abstract]
Term of option agreement to sell ordinary shares	2 years
Shares issued (in shares)	12,887,814
Proceeds from issue of ordinary shares	$ 51,417,000
Committed Equity Facility [Member] | Maximum [Member] | B. Riley Principal Capital II, LLC [Member]
Share purchase agreement [Abstract]
Maximum value of shares to be issued under share sale option agreement (in shares)				100,000,000